Investment in Financial Assets (Tables)	6 Months Ended
Jun. 30, 2026
Investment In Financial Assets [Abstract]
Schedule of Breakdown of Investment in Financial Assets	The following table presents the breakdown of investment in financial assets:

	June 30,		December 31,
	2026	2025	2025
	Unaudited		Audited
	USD in thousands

Nexentis (see Note 6d below)	$302	$-	$824
Clearmind (see Note 6a below)	*	7	*
AutoMax (see Note 6b below)	181	225	169
Nexera (see Note 7d below)	2	13	2
Polyrizon (see Note 7g below)	2	81	2
	487	326	997

*	Less than $1.